Income Taxes - Schedule of Income Tax Expenses (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Income Tax Expenses [Abstract]
Current income tax expense	¥ 3,439	$ 480	¥ 6,225
Deferred income tax expense (benefit)	(831)	(116)	1,448
Income tax expenses	¥ 2,608	$ 364	¥ 7,673